Long Term Debt and Preference Securities - Narrative (Details) - USD ($) $ / shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2015	Dec. 31, 2023	Oct. 20, 2020	Oct. 16, 2020	Jul. 02, 2020	Jun. 18, 2020
Debt Instrument [Line Items]
Preferred stock, liquidation preference, value	$ 10		$ 10			$ 10
Preference Securities
Debt Instrument [Line Items]
Preference securities, issued (in shares)	5,835		5,835			5,835
Preferred stock, dividend rate, percentage					9.00%
Preferred stock, dividend rate, per-dollar-amount (in dollars per share)					$ 10
Preferred stock, liquidation preference, value					$ 10
Preference Securities | Minimum
Debt Instrument [Line Items]
Preferred stock, dividend rate, percentage					9.00%
Preference Securities | Redemption Price
Debt Instrument [Line Items]
Preferred stock, dividend rate, percentage					0.50%
Preference Securities | Treasury Rate Determination
Debt Instrument [Line Items]
Preferred stock, dividend rate, percentage					9.773%
Preference Securities | Other Liabilities
Debt Instrument [Line Items]
Dividends payable	$ 200		$ 200			$ 200
Preference Securities | Financing Costs
Debt Instrument [Line Items]
Dividends, preferred stock	$ 1,300	$ 1,300	$ 3,900	$ 3,900
Senior Notes Due 2030 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount									$ 30,000	$ 300,000
Interest rate, stated percentage	4.875%		4.875%			4.875%			4.875%
Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount							$ 20,000	$ 105,000
Interest rate, stated percentage	6.625%		6.625%			6.625%	6.625%
Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt | Treasury Rate Determination
Debt Instrument [Line Items]
Derivative, basis spread on variable rate							6.323%